                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10589

                          Oppenheimer Real Estate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 07/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Real Estate Fund
STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares        Value
                                                      ---------   ------------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--0.8%
HOTELS, RESTAURANTS & LEISURE--0.8%
Gaylord Entertainment Co., Cl. A(1)                     150,450   $  4,361,546
FINANCIALS--96.4%
REAL ESTATE INVESTMENT TRUSTS--96.4%
DIVERSIFIED REITS--5.1%
Liberty Property Trust                                   83,642      2,651,451
Vornado Realty Trust                                    296,762     24,565,958
                                                                  ------------
                                                                    27,217,409
                                                                  ------------
INDUSTRIAL REITS--5.0%
AMB Property Corp.                                      221,760      5,535,130
DuPont Fabros Technology, Inc.                          343,522      8,670,495
ProLogis                                              1,101,127     11,958,239
                                                                  ------------
                                                                    26,163,864
                                                                  ------------
OFFICE REITS--15.6%
Boston Properties, Inc.                                 263,240     21,559,356
Brandywine Realty Trust                                 469,085      5,328,806
Commonwealth REIT                                       124,770      3,237,782
Corporate Office Properties Trust                       108,263      4,059,863
Digital Realty Trust, Inc.                              241,820     15,287,860
Douglas Emmett, Inc.                                    518,810      8,202,386
Duke Realty Corp.                                       633,990      7,582,520
Mack-Cali Realty Corp.                                   88,469      2,850,471
SL Green Realty Corp.                                   232,913     14,030,679
                                                                  ------------
                                                                    82,139,723
                                                                  ------------
RESIDENTIAL REITS--16.7%
American Campus Communities, Inc.                       183,520      5,312,904
Apartment Investment & Management Co.                   121,400      2,606,458
Avalonbay Communities, Inc.                             153,908     16,174,192
BRE Properties, Inc., Cl. A                             261,230     10,841,045
Camden Property Trust                                   169,020      7,693,790
Equity Residential                                      619,860     28,420,581
Mid-America Apartment Communities, Inc.                 140,220      7,919,626
UDR, Inc.                                               442,020      9,331,042
                                                                  ------------
                                                                    88,299,638
                                                                  ------------
RETAIL REITS--26.6%
Cedar Shopping Centers, Inc.                            418,091      2,592,164
Developers Diversified Realty Corp.                     929,061     10,544,842
Federal Realty Investment Trust                         122,670      9,591,567
General Growth Properties, Inc.                         394,050      5,485,176
Glimcher Realty Trust                                   764,695      5,085,222
Kimco Realty Corp.                                    1,231,655     18,561,041
Macerich Co. (The)                                      422,549     17,514,656
Nationwide Health Properties, Inc.                      343,973     12,871,470
Regency Centers Corp.                                   284,750     10,746,465
Simon Property Group, Inc.                              528,517     47,154,287
                                                                  ------------
                                                                   140,146,890
                                                                  ------------


                        1 | Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund
STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

                                                        Shares        Value
                                                      ---------   ------------
SPECIALIZED REITS--27.4%
DiamondRock Hospitality Co.                             419,750   $  3,895,280
Entertainment Properties Trust                          130,160      5,432,878
Extra Space Storage, Inc.                               343,570      5,328,771
FelCor Lodging Trust, Inc.(1)                           556,750      3,301,528
HCP, Inc.                                               584,282     20,724,483
Health Care REIT, Inc.                                  341,127     15,456,464
Host Hotels & Resorts, Inc.                           1,269,395     18,203,124
LaSalle Hotel Properties                                136,398      3,235,361
Omega Healthcare Investors, Inc.                        341,670      7,509,907
Public Storage                                          290,370     28,491,104
Rayonier, Inc.                                          200,200      9,775,766
Sunstone Hotel Investors, Inc.(1)                       592,170      6,111,194
Ventas, Inc.                                            330,452     16,760,525
                                                                  ------------
                                                                   144,226,385
                                                                  ------------
Total Common Stocks (Cost $359,762,766)                            512,555,455
                                                                  ------------
INVESTMENT COMPANY--1.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.30% (2,3) (Cost $4,975,319)                      4,975,319      4,975,319
TOTAL INVESTMENTS, AT VALUE (COST $364,738,085)            98.2%   517,530,774
Other Assets Net of Liabilities                             1.8      9,711,686
                                                      ---------   ------------
Net Assets                                                100.0%  $527,242,460
                                                      =========   ============

Footnotes to Statement of Investments

* July 30, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES          GROSS       GROSS         SHARES
                                                     APRIL 30, 2010    ADDITIONS   REDUCTIONS   JULY 30, 2010
                                                     --------------   ----------   ----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E     11,601,032     51,401,871   58,027,584     4,975,319

                                                        VALUE     INCOME
                                                     ----------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $4,975,319   $3,571

(3.) Rate shown is the 7-day yield as of July 30, 2010.


                        2 | Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund
STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

                                             LEVEL 2--
                                               OTHER        LEVEL 3--
                              LEVEL 1--     SIGNIFICANT    SIGNIFICANT
                              UNADJUSTED     OBSERVABLE   UNOBSERVABLE
                            QUOTED PRICES      INPUTS        INPUTS          VALUE
                            -------------   -----------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary    $  4,361,546       $--            $--       $  4,361,546
   Financials                 508,193,909        --             --        508,193,909
Investment Company              4,975,319        --             --          4,975,319
                             ------------       ---            ---       ------------
Total Assets                 $517,530,774       $--            $--       $517,530,774
                             ------------       ---            ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since July 30, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is


                        3 | Oppenheimer Real Estate Fund

Oppenheimer Real Estate Fund
STATEMENT OF INVESTMENTS July 30, 2010 (Unaudited)*

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $414,736,143
                                 ============
Gross unrealized appreciation    $103,429,599
Gross unrealized depreciation        (634,968)
                                 ------------
Net unrealized appreciation      $102,794,631
                                 ============


                        4 | Oppenheimer Real Estate Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Estate Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/13/2010